Not FDIC Insured May Lose Value No Bank Guarantee
426-Q1PH

Statement of Investments
(unaudited)
Templeton Emerging Markets Small Cap Fund 2
Notes to Statement of Investments 6

Templeton Global Investment Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Emerging Markets Small Cap Fund
Quarterly Statement of Investments See Notes to Statement of Investments

a a Industry Shares a Value
a
Common Stocks 94.7%
Brazil 4.8%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 4,483,722
Duratex SA ..................... Paper & Forest Products 1,819,000 8,700,026
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,544,611 3,113,372
Iguatemi Empresa de Shopping Centers
SA .......................... Real Estate Management & Development 388,000 3,153,996
a
M Dias Branco SA ................ Food Products 512,400 3,358,953
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 902,500 3,398,816
26,208,885
Chile 0.3%
Aguas Andinas SA, A ............. Water Utilities 9,000,000 1,850,541
China 18.6%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 2,472,099
a
Baozun , Inc., ADR ................ Internet & Direct Marketing Retail 234,561 8,312,842
b,c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 3,784,000 8,440,202
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,636,308 1,277,571
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 132,117 8,590,247
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,387,800 14,202,463
Huaxin Cement Co. Ltd., B ......... Construction Materials 2,466,374 4,610,017
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 3,229,000 5,739,077
Longshine Technology Group Co. Ltd., A Software 1,980,000 5,154,031
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 14,145,000 9,296,265
a,b
Mobvista , Inc., 144A, Reg S ........ Media 1,970,000 2,530,361
a
Noah Holdings Ltd., ADR .......... Capital Markets 91,886 4,337,019
TravelSky Technology Ltd., H ....... IT Services 455,200 980,760
Uni -President China Holdings Ltd. .... Food Products 4,558,600 5,029,662
a,b,c
Weimob , Inc., 144A, Reg S ......... Software 1,436,400 3,169,740
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 4,800,000 10,331,567
a,c
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 606,769 7,123,468
101,597,391
Egypt 0.4%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 2,393,323
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 383,294 3,817,792
a
Hong Kong 1.1%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 5,729,610
Hungary 1.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 363,860 9,689,137
India 11.6%
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 17,901 871,928
a
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 335,898 16,340,790
a
Dalmia Bharat Ltd. ............... Construction Materials 314,776 8,020,457
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 616,416 4,759,237
EPL Ltd. ....................... Containers & Packaging 971,000 3,659,070
Federal Bank Ltd. ................ Banks 7,756,637 9,106,002
JK Cement Ltd. .................. Construction Materials 71,133 2,729,030
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 149,000 4,477,450
a
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 2,214,058 7,972,585
Tata Consumer Products Ltd. ....... Food Products 287,427 2,918,536

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Statement of Investments Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 120,044 $ 2,209,266
63,064,351
Kazakhstan 0.6%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 206,000 3,193,000
Mexico 1.3%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,128,117 4,687,621
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,481,529 2,272,732
6,960,353
Peru 1.6%
Intercorp Financial Services, Inc. ..... Banks 244,750 6,184,832
Intercorp Financial Services, Inc. ..... Banks 90,000 2,260,800
8,445,632
Philippines 3.1%
Century Pacific Food, Inc. .......... Food Products 11,750,000 5,627,302
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 3,149,320 10,551,447
Robinsons Retail Holdings, Inc. ...... Food & Staples Retailing 900,000 989,153
17,167,902
Russia 0.9%
a,b,c
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 226,126 5,140,470
a
Saudi Arabia 0.6%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 3,070,870
South Africa 1.7%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 3,533,197
a
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 5,880,529
9,413,726
South Korea 15.5%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 294,533 15,167,364
a
Hugel , Inc. ..................... Biotechnology 23,000 4,887,225
i -SENS, Inc. .................... Health Care Equipment & Supplies 158,283 4,262,331
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 24,000 3,724,945
a
Lock&Lock Co. Ltd. ............... Household Durables 220,000 2,668,756
NeoPharm Co. Ltd. ............... Personal Products 64,000 1,981,607
a
Pearl Abyss Corp. ................ Entertainment 89,500 5,986,264
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 120,000 4,222,263
Silicon Works Co. Ltd. ............. Semiconductors & Semiconductor Equipment 209,270 22,490,932
Soulbrain Co. Ltd. ................ Chemicals 7,100 2,064,591
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 151,355 5,005,656
Zinus , Inc. ...................... Household Durables 130,451 11,894,474
84,356,408
Sri Lanka 0.2%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 1,234,951
Taiwan 19.3%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 195,000 4,582,618
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,085,000 5,240,844
Merida Industry Co. Ltd. ........... Leisure Products 1,470,400 16,478,059
a
momo.com, Inc. ................. Internet & Direct Marketing Retail 192,000 12,937,299
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 921,800 16,444,118
PChome Online, Inc. .............. Internet & Direct Marketing Retail 1,648,635 6,466,857

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
a
PharmaEssentia Corp. ............ Biotechnology 2,752,074 $ 8,548,482
a
Poya International Co. Ltd. ......... Multiline Retail 290,000 5,636,859
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 2,642,100 5,393,263
Shin Zu Shing Co. Ltd. ............ Machinery 1,892,402 7,926,303
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,078,000 7,433,847
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,780,000 8,536,380
105,624,929
Thailand 1.5%
Dynasty Ceramic PCL ............. Building Products 23,444,540 2,226,428
a
Major Cineplex Group PCL ......... Entertainment 4,998,000 3,712,622
Tisco Financial Group PCL ......... Banks 753,600 2,083,736
8,022,786
Turkey 0.6%
Turkiye Sise ve Cam Fabrikalari A/S .. Industrial Conglomerates 3,940,776 3,459,681
United Arab Emirates 1.8%
Aramex PJSC ................... Air Freight & Logistics 9,319,018 9,894,551
United Kingdom 0.9%
Stock Spirits Group plc ............ Beverages 1,423,284 5,148,859
Vietnam 5.8%
FPT Corp. ...................... IT Services 3,225,516 12,329,386
Hoa Phat Group JSC ............. Metals & Mining 6,179,552 13,849,657
Mobile World Investment Corp. ...... Specialty Retail 60,000 396,162
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,952,125
31,527,330
Total Common Stocks (Cost $371,050,956) .....................................
517,012,478
a
Preferred Stocks 0.6%
Chile 0.6%
d
Embotelladora Andina SA, A, 7.3% ... Beverages 1,250,500 2,426,486
d
Embotelladora Andina SA, B, 6.73% .. Beverages 430,000 995,573
3,422,059
Total Preferred Stocks (Cost $5,263,209) .......................................
3,422,059
Rights
a a
Rights 0.0%
†
South Korea 0.0%
†
a,e
RFHIC Corp. , 7/08/21 ............. Semiconductors & Semiconductor Equipment 14,182 111,081
Total Rights (Cost $–) ........................................................
111,081
Total Long Term Investments (Cost $376,314,165) ...............................
520,545,618

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Statement of Investments Quarterly Statement of Investments

See Abbreviations on page 8 .
Short Term Investments 4.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.8%
United States 3.8%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 20,642,107 $ 20,642,107
Total Money Market Funds (Cost $20,642,107) ..................................
20,642,107
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 5,706,136 5,706,136
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,706,136) .................................................................
5,706,136
a a a a a
Total Short Term Investments (Cost $26,348,243 ) ................................
26,348,243
a a a
a
Total Investments (Cost $402,662,408) 100.1% ..................................
$546,893,861
Other Assets, less Liabilities (0.1)% ...........................................
(726,538)
Net Assets 100.0% ...........................................................
$546,167,323
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $50,333,223, representing 9.2% of net assets.
c
A portion or all of the security is on loan at June 30, 2021.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At June 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $6,393,164 $41,648,481 $(27,399,538) $— $— $20,642,107 20,642,107 $256
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $946,465 $12,314,933 $(7,555,262) $ — $ — $5,706,136 5,706,136 $81
Total Affiliated Securities .... $7,339,629 $53,963,414 $(34,954,800) $— $— $26,348,243 $337

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 26,208,885 $ — $ — $ 26,208,885
Chile ................................ 1,850,541 — — 1,850,541
China ............................... 48,305,116 53,292,275 — 101,597,391
Egypt ............................... 2,393,323 — — 2,393,323
Georgia ............................. 3,817,792 — — 3,817,792
Hong Kong ........................... — 5,729,610 — 5,729,610
Hungary ............................. — 9,689,137 — 9,689,137
India ................................ 4,477,450 58,586,901 — 63,064,351
Kazakhstan .......................... 3,193,000 — — 3,193,000
Mexico .............................. 6,960,353 — — 6,960,353
Peru ................................ 8,445,632 — — 8,445,632
Philippines ........................... 17,167,902 — — 17,167,902
Russia .............................. — 5,140,470 — 5,140,470
Saudi Arabia .......................... — 3,070,870 — 3,070,870
South Africa .......................... 9,413,726 — — 9,413,726
South Korea .......................... — 84,356,408 — 84,356,408
Sri Lanka ............................ 1,234,951 — — 1,234,951
Taiwan .............................. 6,466,857 99,158,072 — 105,624,929
Thailand ............................. 3,712,622 4,310,164 — 8,022,786
Turkey .............................. 3,459,681 — — 3,459,681
United Arab Emirates ................... 9,894,551 — — 9,894,551
United Kingdom ....................... 5,148,859 — — 5,148,859
Vietnam ............................. — 31,527,330 — 31,527,330
Preferred Stocks ........................ 3,422,059 — — 3,422,059
Rights ................................ — — 111,081 111,081
Short Term Investments ................... 26,348,243 — — 26,348,243
Total Investments in Securities ........... $191,921,543 $354,861,237
a
$111,081 $546,893,861
a
Includes foreign securities valued at $354,861,237, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.